Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2022
Disclosure of Transactions Between Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 20 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

The Company’s key management personnel include, together with other parties, per the definition of “related parties” referred to in IAS 24R, include the members of the Board of Directors, and the members of senior management.

A.	Transactions with related parties:

	For the year ended December 31
	2022	2021	2020
	USD in thousands
Salary and related expenses to related parties employed in the Group (see B. below) – in respect of 3 persons*	1,390	682	485
Notional interest and linkage for shareholder’s loan**	-	8	55
Remuneration of directors - for four directors *	152	57	45

*	Including benefits recognized for share based payments.
**	The shareholder’s loan was repaid in full in February 2021.

Balances with related parties:

	December 31
	2022		2021
	USD in thousands
Other payables - Employees and Institutions	282	*	310
Payables - expenses payable for directors’ remuneration	28		15

*	As to the conversion of USD 224 thousands into ordinary shares of the Company - see Note 21C.

B.	Employment agreements with related parties:

1)	Under the employment agreement that took effect in June 2017, following the listing of the Company’s shares for trading on the Tel Aviv Stock Exchange, Mr. Avraham Brenmiller - the controlling shareholder in respect of his position as CEO of the Company, and his sons Nir and Doron Brenmiller who are employed as senior officers of the Company, received a gross monthly salary of USD 24.5 thousand and USD 14 thousand (for each of his sons), and were also entitled to annual bonuses determined as a percentage of consolidated profit before tax, with a cap.

2)	During 2019, per notices given by the CEO and his sons, Nir and Doron, their monthly salary was reduced by 50%, 30% and 30%, respectively. Commencing 2021, That reduction was partially canceled for Nir and Doron so that, as of January 2021, the monthly salary of each of them is approximately USD 12.5 thousand gross.

3)	On February 9, 2022, the annual and extraordinary shareholders’ meeting of the Company approved the following:

a.	To reappoint Mr. Avraham Brenmiller as the chairman of the Company’s Board of Directors for an additional period of 18 months, commencing February 1, 2022.

b.	To update the terms and salary of employment of Mr. Nir Brenmiller and Mr. Doron Brenmiller for a period of three years, commencing the date of approval of the shareholders’ meeting, to a monthly gross salary of NIS 55,000 (approximately USD 17.1 thousand).

c.	To cancel the conditional annual bonus described in (1) above.

d.	To grant Mr. Avraham Brenmiller 150,000 non-marketable options, Mr. Nir Brenmiller and Mr. Doron Brenmiller - 75,000 non-marketable options, each, with the following terms:

The options vest in three equal bunches over a period of 3 years (33.3% each year), Each option is exercisable into one Ordinary Share of NIS 0.02, with the following exercise prices: first bunch – NIS 40 per one share, second bunch – NIS 60 per one share, third bunch – NIS 80 per one share (based on exchange rates as of approval date – USD 12.44 USD 18.66 And USD 24.88, respectively).

The estimated value of the above options is NIS 2,616 thousand (USD 810 thousand, as of approval date), which was calculated according to the Black and Scholes formula, based on the following assumptions: expected dividend 0%, standard deviation 75%, risk-free interest of 0.1% and expected life to exercise of 8 to 10 years (the options will expire after 10 years from issuance).

B.	Employment agreements with related parties (cont.):

4)	On August 25, 2022, following the recommendation of the remuneration committee of the Company, and the approval of the Board of Directors, a Special General Meeting of the Company’s shareholders approved the adoption of a new compensation policy for the Company’s officers and directors. The new compensation policy, sets, with respect to related parties (controlling shareholders and directors), the following:

Mr. Avi Brenmiller

The employment agreement of Mr. Avi Brenmiller, as CEO of the Board, will be renewed for a period of three years, as of August 1, 2022, continuing with the same gross monthly salary of NIS 37,000 (approximately USD 10,600), with customary office terms and will be provided with a private car for his use with all expenses and possible tax consequences covered by the Company. These employment terms refer only to his duty as CEO, and he will not be entitled to any compensation as Chairperson. Mr. Brenmiller’s dual roles as CEO and Chairperson will be valid until August 1, 2023.

During his employment, Mr. Brenmiller will be eligible to receive an annual bonus, subject to the achievement of measurable goals, in accordance with the maximum amount stated in the Company’s compensation policy, as may be from time to time, subject to all required approvals according to applicable law.

In addition, as of June 23, 2022, he will be rewarded with a total of 225,000 share options to purchase up to 225,000 ordinary shares of the Company under the Company’s 2013 global incentive option plan. The options exercise price shall be NIS 13.78 per share (based on the average market share price in the last 30 days prior to the grant date, plus 15%), and they shall vest over three years (33.3% at the end of each year). Estimated value of this grant aggregates NIS 2.2 million (approximately USD 619 thousand, as of June 30, 2022).

The estimated value of the above options was calculated according to the Black and Scholes formula, based on the following assumptions: expected dividend 0%, standard deviation 75%, risk-free interest of 2% and expected life to exercise of 8 to 10 years.

The employment of Mr. Avi Brenmiller is for an indefinite term, subject the required approvals under applicable law. Either party may terminate the agreement with a written prior notice of 6 months.

Non-executive directors

To award, as of June 23, 2022, all non-executive directors of the Company with 30,000 share options to purchase up to 30,000 ordinary shares of the Company, each (120,000 options in total), with vesting conditions and exercise price that are similar to the options granted to Mr. Avi Brenmiller except that the expected life to exercise which are 2 to 4 years. Estimated value of each grant aggregates NIS 184 thousand (approximately USD 52 thousand for each non-executive director).

5)	Directors’ and Officers’ Liability Insurance Policy Following the recommendation of the Compensation Committee and the approval of the Board of Directors from June 23, 2022, on July 1, 2022 the Company updated its Directors’ and Officers’ liability insurance policy to accommodate the change in the regulatory environment in which the Company operates.

C.	As to changes made subsequent to December 31, 2022, in the compensation policy for officers and directors of the Company, the conversion of unpaid salary to Mr. Brenmiller into units of ordinary shares and warrants of the Company and his investment in the Company’s capital in the framework of a private placement of private investors – see Note 21.